Note 9 - Commitments and Contingencies (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 29, 2023 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 9.7
Forecast [Member]
Revenue, Remaining Performance Obligation, Amount		$ 0.9	$ 8.8
Payment Guarantee [Member]
Guarantor Obligations, Number of Corporate Guarantees				2
Other Cost and Expense, Operating	$ 0.5
Corporate Payment Guarantee One [Member]
Guarantor Obligations, Current Carrying Value				$ 2.0
Corporate Payment Guarantee Two [Member]
Guarantor Obligations, Current Carrying Value				$ 2.0